Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 39,988	$ 30,703
Work in process	60,227	57,737
Raw materials	16,424	24,505
Supplies	32	40
Inventory, Net	$ 116,671	$ 112,985